DIRECTORS' AND SUPERVISORS' REMUNERATION	12 Months Ended
Dec. 31, 2022
DIRECTORS' AND SUPERVISORS' REMUNERATION
DIRECTORS' AND SUPERVISORS' REMUNERATION

33      DIRECTORS’ AND SUPERVISORS’ REMUNERATION

(a)     Directors’ and supervisors’ remuneration

Directors’ and supervisors’ remuneration were as follows:

	For the years ended December 31
	2022	2021	2020
Fees	618	579	683
Basic salaries, housing fund, other allowances and benefits in kind	4,244	4,526	3,996
Pension costs	505	449	207
	5,367	5,554	4,886

The remuneration of each director and supervisor of the Company for the year ended December 31, 2022 is set out below:

			Discretionary
Names of directors and supervisors	Fees	Salaries	bonuses	Pension costs	Total
Executive Directors:
Liu Jianping(iii)	—	—	—	—	—
Zhu Runzhou(iii)	—	1,160	—	101	1,261
Ou Xiaowu (iii)	—	933	—	101	1,034
Jiang Tao (iii)	—	844	—	101	945
	—	2,937	—	303	3,240

Non-Executive Directors:
Zhang Jilong(iii)	—	—	—	—	—
Chen Pengjun(iii)	—	—	—	—	—
Wang Jun	—	—	—	—	—
Qiu Guanzhou(iii)	206	—	—	—	206
Yu Jinsong(iii)	206	—	—	—	206
Chan Yuen Sau Kelly(iii)	206	—	—	—	206
	618	—	—	—	618
Supervisors:
Ye Guohua(iii)	—	—	—	—	—
Shan Shulan(iii)	—	—	—	—	—
Lin Ni(iii)	—	—	—	—	—
Guan Xiaoguang(i)	—	198	—	24	222
Xu Shuxiang(ii) (iii)	—	319	—	77	396
Yue Xuguang(iii)	—	790	—	101	891
	—	1,307	—	202	1,509

33      DIRECTORS’ AND SUPERVISORS’ REMUNERATION (CONTINUED)

(a)     Directors’ and supervisors’ remuneration (Continued)

The remuneration of each director and supervisor of the Company for the year ended December 31, 2021 is set out below:

			Discretionary	Pension
Names of directors and supervisors	Fees	Salaries	bonuses	costs	Total

Executive Directors:
Liu Jianping	—	—	—	—	—
Zhu Runzhou	—	1,176	—	93	1,269
Ou Xiaowu	—	973	—	93	1,066
Jiang Tao	—	837	—	77	914
	—	2,986	—	263	3,249

Non-Executive Directors:
Ao Hong	—	—	—	—	—
Zhang Jilong	—	—	—	—	—
Wang Jun	—	—	—	—	—
Chen Lijie	95	—	—	—	95
Lie-A-Cheong Tai-Chong, David	95	—	—	—	95
Hu Shihai	95	—	—	—	95
Qiu Guanzhou	98	—	—	—	98
Chan Yuen Sau Kelly	98	—	—	—	98
Yu Jinsong	98	—	—	—	98
	579	—	—	—	579

Supervisors:
Ye Guohua	—	—	—	—	—
Shan Shulan	—	—	—	—	—
Guan Xiaoguang	—	770	—	93	863
Yue Xuguang	—	770	—	93	863
Lin Ni	—	—	—	—	—
	—	1,540	—	186	1,726

33      DIRECTORS’ AND SUPERVISORS’ REMUNERATION (CONTINUED)

(a)	Directors’ and supervisors’ remuneration (Continued)

The remuneration of each director and supervisor of the Company for the year ended December 31, 2020 is set out below:

			Discretionary	Pension
Names of directors and supervisors	Fees	Salaries	bonuses	costs	total
Executive Directors:
Lu Dongliang	—	—	—	—	—
He Zhihui	—	866	—	37	903
Jiang Yinggang	—	562	—	31	593
Zhu Runzhou	—	894	—	44	938
	—	2,322	—	112	2,434

Non-executive Directors:
Ao Hong	—	—	—	—	—
Wang Jun	50	—	—	—	50
Chen Lijie	211	—	—	—	211
Lie-A-Cheong Tai-Chong, David	211	—	—	—	211
Hu Shihai	211	—	—	—	211
	683	—	—	—	683
Supervisors:
Ye Guohua	—	—	—	—	—
Ou Xiaowu	—	134	—	7	141
Shan shulan	—	—	—	—	—
Guan Xiaoguang	—	770	—	44	814
Yue Xuguang	—	770	—	44	814
Total	—	1,674	—	95	1,769

Notes:

(i)	On March 18, 2022, Mr. Guan Xiaoguang was resigned as a supervisor of the Company.
(ii)	On March 18, 2022, Ms. Xu Shuxiang was elected as a supervisor in the seventh session of the Supervisory Committee of the Company.
(iii)	On June 21, 2022, Mr. Liu Jianping, Mr. Zhu Runzhou, Mr. Ou Xiaowu and Mr. Jiang Tao were elected as Executive Directors in the eighth session of the Board of the Company. Mr. Zhang Jilong and Mr. Chen Pengjun were elected as non-executive directors in the eighth session of the Board of the Company. Mr. Qiu Guanzhou, Mr. Yu Jinsong and Ms. Chan Yuen Sau Kelly were elected as Independent Non-Executive Directors of the eighth session of the Board of the Company.

On June 21, 2022, Ms. Xu Shuxiang and Mr. Yue Xuguang were elected as the employee representative supervisors in the eighth session of the Supervisory Committee of the Company.

On June 21, 2022, Mr. Ye Guohua, Ms. Shan Shulan and Ms. Lin Ni were elected as shareholder representative supervisors in the eighth session of the Supervisory Committee of the Company.

During the year, in addition to the remuneration disclosed above, share-based compensations with a cost of RMB112 thousand, RMB108 thousand and RMB104 thousand, were provided to Executive Director Mr. Zhu Runzhou, Mr. Ou Xiaowu, and Mr. Jiang Tao, respectively (2021: Nil, 2020: Nil).

33     DIRECTORS’ AND SUPERVISORS’ REMUNERATION (CONTINUED)

(a)     Directors’ and supervisors’ remuneration (Continued)

(iv)

During the year ended December 31, 2022, 750,000 restricted shares were granted to the directors (2021: Nil, 2020: Nil), and no restricted shares were granted to the supervisors of the Company (2021: Nil, 2020: Nil).

(v)

During the year ended December 31, 2022, no remuneration was paid to the directors or the supervisors of the Company (among which included the five highest paid employees) as an inducement to join or upon joining the Company or as compensation for loss of office (2021: Nil, 2020: Nil).

(vi)

Directors of the Company, Mr. Chen Pengjun and Mr. Wang Jun (resigned) waived their remuneration as non-executive directors of the Company for 2022. The annual remuneration before tax as a non-executive director of the Company is RMB150,000 for 2022. In 2021, the director of the Company, Mr. Wang Jun (resigned) waived his remuneration as non-executive director of the Company. The annual remuneration before tax as a non-executive director of the Company was RMB150,000 for 2021.

(b)      Directors’ retirement benefits

During the year, no retirement benefits operated by the Group were paid or made, directly or indirectly, to or receivable by a director in respect of his services as a director or other services in connection with the management of the affairs of the Company or its subsidiaries (2021: Nil, 2020: Nil).

(c)      Directors’ termination benefits

During the year, no payments or benefits in respect of termination of director’s services were paid or made, directly or indirectly, to or receivable by a director; nor are any payable (2021: Nil, 2020: Nil).

(d)     Consideration provided to third parties for making available directors’ services

During the year, no consideration was provided to or receivable by third parties for making available director’s services (2021: Nil, 2020: Nil).

(e)      Information about loans, quasi-loans and other dealings in favor of directors, controlled bodies corporate by and connected entities with such directors

There are no loans, quasi-loans or other dealings in favor of directors, controlled bodies corporate by and connected entities (2021: Nil, 2020: Nil).

(f)      Directors’ material interests in transactions, arrangements or contracts

No significant transactions, arrangements and contracts in relation to the Group’s business to which the Company was a party and in which a director of the Company had a material interest, whether directly or indirectly, subsisted at the end of the year or at any time during the year (2021: Nil, 2020: Nil).

33      DIRECTORS’ AND SUPERVISORS’ REMUNERATION (CONTINUED)

(g)     Five highest paid individuals

During the year ended December 31, 2022, the five highest paid individuals of the Group include three directors (2021: three directors, 2020: three directors) whose remuneration is reflected in the analysis presented above. The remuneration payable to the remaining two individuals during 2022 (2021: two, 2020: two) is as follows:

	December 31,	December 31,	December 31,
	2022	2021	2020
Basic salaries, housing fund, other allowances and benefits in kind	1,612	1,699	1,594
Discretionary bonuses	—	—	—
Pension costs	202	186	88
	1,814	1,885	1,682

The number of the remaining two highest paid individuals during 2022 (2021: two, 2020: two) whose remuneration fell within the following band is as follows:

	Number of individuals
	December 31,	December 31,	December 31,
	2022	2021	2020

Nil to RMB1,000,000	2	2	2